Exhibit 99.1

World Omni Auto Receivables Trust 2014-B
Monthly Servicer Certificate
April 30, 2017

Dates Covered
Collections Period	04/01/17 - 04/30/17
Interest Accrual Period	04/17/17 - 05/14/17
30/360 Days	30
Actual/360 Days	28
Distribution Date	05/15/17

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 03/31/17	325,368,354.14	23,840
Yield Supplement Overcollateralization Amount 03/31/17	7,822,617.46	0
Receivables Balance 03/31/17	333,190,971.60	23,840
Principal Payments	14,611,672.60	595
Defaulted Receivables	606,246.46	32
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 04/30/17	7,284,598.85	0
Pool Balance at 04/30/17	310,688,453.69	23,213

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	1,063,161,651.02	41,864

Pool Factor	29.91%

Prepayment ABS Speed	1.26%

Overcollateralization Target Amount	13,980,980.42
Actual Overcollateralization	13,980,980.42

Weighted Average APR	3.62%
Weighted Average APR, Yield Adjusted	5.27%
Weighted Average Remaining Term	36.80

Delinquent Receivables:
Past Due 31-60 days	6,516,203.51	365
Past Due 61-90 days	1,558,846.29	86
Past Due 91-120 days	266,515.79	17
Past Due 121+ days	0.00	0
Total	8,341,565.59	468

Total 31+ Delinquent as % Ending Pool Balance	2.68%

Recoveries	317,446.62

Aggregate Net Losses/(Gains) - April 2017	288,799.84

Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.04%
Prior Net Losses Ratio	1.35%
Second Prior Net Losses Ratio	0.92%
Third Prior Net Losses Ratio	0.87%
Four Month Average	1.05%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.45%

Flow of Funds	$ Amount

Collections	15,858,571.56
Advances	10,813.13
Investment Earnings on Cash Accounts	9,290.57
Servicing Fee	(277,659.14)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	15,601,016.12

Distributions of Available Funds
(1) Class A Interest	323,916.94
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	33,686.25
(4) Second Priority Principal Distributable Amount	38,324.51
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	13,980,980.42
(7) Distribution to Certificateholders	1,224,108.00
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	15,601,016.12

Servicing Fee	277,659.14
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	967,600,000.00
Original Class B	20,730,000.00

Total Class A & B
Note Balance @ 04/17/17	310,726,778.20
Principal Paid	14,019,304.93
Note Balance @ 05/15/17	296,707,473.27

Class A-1
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2a
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-2b
Note Balance @ 04/17/17	0.00
Principal Paid	0.00
Note Balance @ 05/15/17	0.00
Note Factor @ 05/15/17	0.0000000%

Class A-3
Note Balance @ 04/17/17	182,396,778.20
Principal Paid	14,019,304.93
Note Balance @ 05/15/17	168,377,473.27
Note Factor @ 05/15/17	47.5642580%

Class A-4
Note Balance @ 04/17/17	107,600,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	107,600,000.00
Note Factor @ 05/15/17	100.0000000%

Class B
Note Balance @ 04/17/17	20,730,000.00
Principal Paid	0.00
Note Balance @ 05/15/17	20,730,000.00
Note Factor @ 05/15/17	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	357,603.19
Total Principal Paid	14,019,304.93
Total Paid	14,376,908.12

Class A-1
Coupon	0.23000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	0.60000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	0.99389%
Coupon	1.22389%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.14000%
Interest Paid	173,276.94
Principal Paid	14,019,304.93
Total Paid to A-3 Holders	14,192,581.87

Class A-4
Coupon	1.68000%
Interest Paid	150,640.00
Principal Paid	0.00
Total Paid to A-4 Holders	150,640.00

Class B
Coupon	1.95000%
Interest Paid	33,686.25
Principal Paid	0.00
Total Paid to B Holders	33,686.25

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3618257
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	14.1848420
Total Distribution Amount	14.5466677

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4894829
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	39.6025563
Total A-3 Distribution Amount	40.0920392

A-4 Interest Distribution Amount	1.4000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.4000000

B Interest Distribution Amount	1.6250000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.6250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	2.73
Noteholders' Principal Distributable Amount	997.27

Account Balances	$ Amount

Advances
Balance as of 03/31/17	56,608.49
Balance as of 04/30/17	67,421.62
Change	10,813.13

Reserve Account
Balance as of 04/17/17	2,527,722.68
Investment Earnings	1,279.97
Investment Earnings Paid	(1,279.97)
Deposit/(Withdrawal)	-
Balance as of 05/15/17	2,527,722.68
Change	-

Required Reserve Amount	2,527,722.68